SEGMENT REPORTING - Revenues by Geographical Region (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment reporting as per geographical areas
Net sales	R$ 39,644,010	R$ 46,159,478	R$ 36,917,619
Total assets	54,002,970	51,281,029	50,301,761
Brazil
Segment reporting as per geographical areas
Net sales	17,573,278	17,284,473	13,450,378
Total assets	26,124,159	26,283,287	23,872,075
Latin America
Segment reporting as per geographical areas
Net sales	4,201,165	4,785,281	4,769,526
Total assets	5,781,527	5,251,637	6,009,394
North America
Segment reporting as per geographical areas
Net sales	17,869,567	23,524,381	18,142,218
Total assets	R$ 22,097,284	19,746,105	19,629,950
Europe/Asia
Segment reporting as per geographical areas
Net sales		R$ 565,343	555,497
Total assets			R$ 790,342